UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Technology Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Technology Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 969.20	$ 3.71
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81
Investor Class
Actual	$ 1,000.00	$ 969.10	$ 4.35
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.76%
Investor Class	.89%

Semiannual Report

VIP Technology Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	5.3	6.4
Motorola, Inc.	4.2	0.9
Corning, Inc.	4.1	1.3
Nortel Networks Corp.	3.4	2.8
Apple Computer, Inc.	3.2	3.2
Google, Inc. Class A (sub. vtg.)	3.0	3.8
Comverse Technology, Inc.	2.9	1.1
Trident Microsystems, Inc.	2.8	0.0
Intel Corp.	2.5	0.0
F5 Networks, Inc.	2.5	2.8
	33.9
Top Industries (% of fund's net assets)
As of June 30, 2006
Communications Equipment	39.1%
Semiconductors & Semiconductor Equipment	23.2%
Computers & Peripherals	13.7%
Software	8.8%
Internet Software & Services	6.2%
All Others*	9.0%

As of December 31, 2005
Communications Equipment	31.3%
Computers & Peripherals	20.9%
Semiconductors & Semiconductor Equipment	13.5%
Internet Software & Services	9.3%
Software	8.9%
All Others*	16.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

VIP Technology Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.3%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Asahi Glass Co. Ltd.	16,000	$ 202,893
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Commercial & Professional Services - 0.7%
Equifax, Inc.	1,000	34,340
Tele Atlas NV (a)	25,844	550,443
		584,783
COMMUNICATIONS EQUIPMENT - 38.9%
Communications Equipment - 38.9%
ADC Telecommunications, Inc. (a)	45,585	768,563
ADVA AG Optical Networking (a)	37,537	381,738
Andrew Corp. (a)	27,700	245,422
AudioCodes Ltd. (a)	93,450	1,018,605
Bookham, Inc. (a)(d)	133,400	448,224
Ceragon Networks Ltd. (a)	50,500	216,140
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	25,400	375,158
CIENA Corp. (a)	330,600	1,590,186
CommScope, Inc. (a)	1,800	56,556
Comtech Group, Inc. (a)(d)	46,099	513,082
Comverse Technology, Inc. (a)	121,070	2,393,554
Corning, Inc. (a)	137,500	3,326,125
CSR PLC (a)	30,000	699,130
ECI Telecom Ltd. (a)	26,382	212,639
F5 Networks, Inc. (a)	37,513	2,006,195
Finisar Corp. (a)	186,129	608,642
Foundry Networks, Inc. (a)	32,100	342,186
Foxconn International Holdings Ltd. (a)	40,000	85,498
Harris Corp.	4,100	170,191
Ixia (a)	3,900	35,100
JDS Uniphase Corp. (a)	155,500	393,415
Juniper Networks, Inc. (a)	18,296	292,553
Lucent Technologies, Inc. (a)	167,300	404,866
Motorola, Inc.	169,130	3,407,970
Nortel Networks Corp. (a)	1,239,200	2,771,829
Orckit Communications Ltd. (a)	4,600	46,966
Polycom, Inc. (a)	9,500	208,240
Powerwave Technologies, Inc. (a)	81,900	746,928
QUALCOMM, Inc.	107,800	4,319,543
Research In Motion Ltd. (a)	12,330	859,031
Sandvine Corp. (e)	189,388	397,571
Sonus Networks, Inc. (a)(d)	131,100	648,945
Stratex Networks, Inc. (a)	48,917	165,829
Symmetricom, Inc. (a)	64,164	453,639
Tekelec (a)	73,600	908,960
Terayon Communication Systems, Inc. (a)	139,300	192,234
		31,711,453

	Shares	Value (Note 1)
COMPUTERS & PERIPHERALS - 13.7%
Computer Hardware - 8.0%
Apple Computer, Inc. (a)	45,200	$ 2,581,824
Concurrent Computer Corp. (a)	392,136	1,023,475
Diebold, Inc.	5,700	231,534
Hewlett-Packard Co.	50,800	1,609,344
NCR Corp. (a)	19,000	696,160
Sun Microsystems, Inc. (a)	98,200	407,530
		6,549,867
Computer Storage & Peripherals - 5.7%
Brocade Communications Systems, Inc. (a)	500	3,070
EMC Corp. (a)	86,007	943,497
Emulex Corp. (a)	8,800	143,176
M-Systems Flash Disk Pioneers Ltd. (a)	12,900	382,227
Novatel Wireless, Inc. (a)(d)	24,100	250,158
QLogic Corp. (a)	2,200	37,928
Rackable Systems, Inc.	1,200	47,388
SanDisk Corp. (a)	5,500	280,390
Seagate Technology	46,000	1,041,440
Synaptics, Inc. (a)	47,000	1,005,800
Western Digital Corp. (a)	14,900	295,169
Xyratex Ltd. (a)	8,000	211,600
		4,641,843
TOTAL COMPUTERS & PERIPHERALS		11,191,710
ELECTRICAL EQUIPMENT - 0.9%
Electrical Components & Equipment - 0.9%
Energy Conversion Devices, Inc. (a)	3,500	127,505
Evergreen Solar, Inc. (a)(d)	40,703	528,325
Q-Cells AG	100	8,412
Suntech Power Holdings Co. Ltd. sponsored ADR	3,700	104,525
		768,767
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.6%
Electronic Equipment & Instruments - 3.4%
Agilent Technologies, Inc. (a)	12,400	391,344
AU Optronics Corp. sponsored ADR (d)	42,000	598,080
Cognex Corp.	1,400	36,442
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	27,600	500,112
Nippon Electric Glass Co. Ltd.	33,000	661,875
Photon Dynamics, Inc. (a)	13,400	167,768
Samsung Electro-Mechanics Co. Ltd. (a)	4,660	160,622
Symbol Technologies, Inc.	22,200	239,538
		2,755,781
Electronic Manufacturing Services - 1.2%
Benchmark Electronics, Inc. (a)	13,200	318,384
Hon Hai Precision Industry Co. Ltd. (Foxconn)	78,450	484,581
Common Stocks - continued
	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Electronic Manufacturing Services - continued
International DisplayWorks, Inc. (a)	20,900	$ 108,680
Trimble Navigation Ltd. (a)	1,100	49,104
		960,749
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,716,530
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Dolby Laboratories, Inc. Class A (a)	2,400	55,920
ReignCom Ltd. (a)	3,226	22,239
Thomson SA	6,500	107,510
		185,669
Household Appliances - 0.0%
iRobot Corp.	100	2,488
TOTAL HOUSEHOLD DURABLES		188,157
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Orkla ASA (A Shares)	2,950	136,743
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Gmarket, Inc. sponsored ADR	100	1,537
GSI Commerce, Inc. (a)	15,363	207,861
		209,398
INTERNET SOFTWARE & SERVICES - 6.2%
Internet Software & Services - 6.2%
Akamai Technologies, Inc. (a)	400	14,476
aQuantive, Inc. (a)	15,600	395,148
Ariba, Inc. (a)	4,500	37,035
AsiaInfo Holdings, Inc. (a)	9,900	42,471
Baidu.com, Inc. sponsored ADR	100	8,253
Google, Inc. Class A (sub. vtg.) (a)	5,850	2,453,081
Liquidity Services, Inc.	7,100	110,547
Marchex, Inc. Class B (a)(d)	9,900	162,657
Move, Inc. (a)	27,500	150,700
Openwave Systems, Inc. (a)	99,333	1,146,303
Traffic.com, Inc. (d)	23,410	130,862
VeriSign, Inc. (a)	18,300	424,011
		5,075,544
IT SERVICES - 2.5%
Data Processing & Outsourced Services - 1.5%
First Data Corp.	26,400	1,189,056
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	6,300	424,431
Infosys Technologies Ltd. sponsored ADR	2,300	175,743

	Shares	Value (Note 1)
Kanbay International, Inc. (a)	8,400	$ 122,136
Satyam Computer Services Ltd. sponsored ADR	4,000	132,560
		854,870
TOTAL IT SERVICES		2,043,926
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.2%
Semiconductor Equipment - 4.7%
ASM International NV (NASDAQ) (a)	5,200	81,328
ASML Holding NV (NY Shares) (a)	20,000	404,400
Axcelis Technologies, Inc. (a)	15,100	89,090
Credence Systems Corp. (a)	24,800	86,800
Cymer, Inc. (a)	4,700	218,362
EMCORE Corp. (a)(d)	18,002	172,819
Entegris, Inc. (a)	26,655	254,022
FormFactor, Inc. (a)	6,800	303,484
ICOS Vision Systems NV (a)	900	39,600
Kulicke & Soffa Industries, Inc. (a)	26,200	194,142
Lam Research Corp. (a)	4,700	219,114
MEMC Electronic Materials, Inc. (a)	6,900	258,750
Rudolph Technologies, Inc. (a)	18,400	266,800
Tessera Technologies, Inc. (a)	18,815	517,413
Varian Semiconductor Equipment Associates, Inc. (a)	7,950	259,250
Verigy Ltd. (a)	26,600	419,482
		3,784,856
Semiconductors - 18.5%
Advanced Analogic Technologies, Inc.	29,350	307,588
AMIS Holdings, Inc. (a)	19,900	199,000
Applied Micro Circuits Corp. (a)	166,019	453,232
ARM Holdings PLC sponsored ADR	19,800	123,948
ATI Technologies, Inc. (a)	18,996	276,944
Broadcom Corp. Class A (a)	40,077	1,204,314
Cambridge Display Technologies, Inc. (a)(d)	17,300	136,670
Conexant Systems, Inc. (a)	53,400	133,500
Cree, Inc. (a)	6,200	147,312
Cypress Semiconductor Corp. (a)	37,600	546,704
Exar Corp. (a)	1,144	15,181
Freescale Semiconductor, Inc. Class A (a)	11,400	330,600
Himax Technologies, Inc. sponsored ADR	36,000	205,920
Ikanos Communications, Inc.	6,700	101,773
Integrated Device Technology, Inc. (a)	58,300	826,694
Intel Corp.	108,800	2,061,760
Intersil Corp. Class A	1,700	39,525
Marvell Technology Group Ltd. (a)	18,000	797,940
Micrel, Inc. (a)	14,000	140,140
Microtune, Inc. (a)	42,460	265,800
Mindspeed Technologies, Inc. (a)	124,984	301,211
MoSys, Inc. (a)	3,300	25,806
Netlogic Microsystems, Inc. (a)	8,900	287,025
Novatek Microelectronics Corp.	84,000	407,307
NVIDIA Corp. (a)	28,400	604,636
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
O2Micro International Ltd. sponsored ADR (a)	69,054	$ 531,025
Pericom Semiconductor Corp. (a)	35,200	292,160
Pixelplus Co. Ltd. sponsored ADR	10,900	20,710
PLX Technology, Inc. (a)	4,600	56,212
PMC-Sierra, Inc. (a)	14,100	132,540
Powerchip Semiconductor Corp.	269,000	176,545
Promos Technologies, Inc.	462,000	167,658
Saifun Semiconductors Ltd.	8,200	234,930
Semiconductor Manufacturing International Corp. sponsored ADR (a)(d)	11,400	79,686
Silicon On Insulator Technologies SA (SOITEC) (a)	15,100	446,777
Spansion, Inc.	19,600	312,424
Trident Microsystems, Inc. (a)	119,500	2,268,110
Vimicro International Corp. sponsored ADR	19,300	243,373
Winbond Electronics Corp. (a)	279,000	82,549
Zoran Corp. (a)	4,500	109,530
		15,094,759
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,879,615
SOFTWARE - 8.8%
Application Software - 7.7%
Adobe Systems, Inc. (a)	23,450	711,942
Agile Software Corp. (a)	22,300	141,382
Ansys, Inc. (a)	3,700	176,934
Autodesk, Inc. (a)	16,700	575,482
Citrix Systems, Inc. (a)	7,800	313,092
Cognos, Inc. (a)	17,200	488,639
ECtel Ltd. (a)	651	2,864
FileNET Corp. (a)	3,000	80,790
Hyperion Solutions Corp. (a)	15,150	418,140
Informatica Corp. (a)	57,800	760,648
JDA Software Group, Inc. (a)	9,200	129,076
Kronos, Inc. (a)	2,000	72,420
Mercury Interactive Corp. (a)	5,800	202,826
NAVTEQ Corp. (a)	8,900	397,652
Open Solutions, Inc. (a)	7,600	202,236
Quest Software, Inc. (a)	11,600	162,864
Ulticom, Inc. (a)	133,442	1,397,138
Verint Systems, Inc. (a)	600	17,514
		6,251,639
Home Entertainment Software - 0.0%
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	2,800	36,288
Systems Software - 1.1%
Red Hat, Inc. (a)	16,860	394,524

	Shares	Value (Note 1)
Symantec Corp. (a)	18,120	$ 281,585
Wind River Systems, Inc. (a)	26,800	238,520
		914,629
TOTAL SOFTWARE		7,202,556
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class B (a)	3,900	133,575
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	9,000	280,080
SBA Communications Corp. Class A (a)	4,500	117,630
Wireless Facilities, Inc. (a)	16,700	45,925
		443,635
TOTAL COMMON STOCKS (Cost $78,509,837)		82,489,285
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
CIENA Corp. 0.25% 5/1/13 (Cost $140,000)	$ 140,000	139,146
Money Market Funds - 3.5%
	Shares
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c) (Cost $2,905,527)	2,905,527	2,905,527
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $81,555,364)		85,533,958
NET OTHER ASSETS - (5.0)%		(4,098,733)
NET ASSETS - 100%		$ 81,435,225
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $397,571 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,031
Fidelity Securities Lending Cash Central Fund	28,918
Total	$ 52,949
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.1%
Canada	5.8%
Cayman Islands	2.8%
Israel	2.7%
Taiwan	2.3%
Netherlands	1.3%
Bermuda	1.3%
Japan	1.1%
United Kingdom	1.0%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Technology Portfolio

VIP Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,856,857) - See accompanying schedule: Unaffiliated issuers (cost $78,649,837)	$ 82,628,431
Affiliated Central Funds (cost $2,905,527)	2,905,527
Total Investments (cost $81,555,364)		$ 85,533,958
Foreign currency held at value (cost $101,735)		101,735
Receivable for investments sold		5,097,800
Dividends receivable		14,114
Interest receivable		3,140
Prepaid expenses		160
Other receivables		6,711
Total assets		90,757,618

Liabilities
Payable to custodian bank	$ 917,500
Payable for investments purchased	5,275,228
Payable for fund shares redeemed	151,742
Accrued management fee	38,098
Other affiliated payables	8,066
Other payables and accrued expenses	26,232
Collateral on securities loaned, at value	2,905,527
Total liabilities		9,322,393

Net Assets		$ 81,435,225
Net Assets consist of:
Paid in capital		$ 74,163,576
Accumulated net investment loss		(232,051)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,525,932
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,977,768
Net Assets		$ 81,435,225

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($70,146,349 ÷ 7,551,993 shares)	$ 9.29

Investor Class: Net Asset Value, offering price and redemption price per share ($11,288,876 ÷ 1,218,222 shares)	$ 9.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Technology Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 63,566
Interest		342
Income from affiliated Central Funds (including $28,918 from security lending)		52,949
Total income		116,857

Expenses
Management fee	$ 268,128
Transfer agent fees	40,077
Accounting and security lending fees	18,145
Independent trustees' compensation	182
Custodian fees and expenses	15,808
Audit	17,382
Legal	1,088
Miscellaneous	4,725
Total expenses before reductions	365,535
Expense reductions	(16,627)	348,908
Net investment income (loss)		(232,051)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,135,065
Foreign currency transactions	(5,532)
Total net realized gain (loss)		4,129,533
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,004,980)
Assets and liabilities in foreign currencies	(851)
Total change in net unrealized appreciation (depreciation)		(7,005,831)
Net gain (loss)		(2,876,298)
Net increase (decrease) in net assets resulting from operations		$ (3,108,349)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (232,051)	$ (195,851)
Net realized gain (loss)	4,129,533	15,639,986
Change in net unrealized appreciation (depreciation)	(7,005,831)	(10,091,877)
Net increase (decrease) in net assets resulting from operations	(3,108,349)	5,352,258
Distributions to shareholders from net investment income	-	(365,699)
Distributions to shareholders from net realized gain	(7,082,577)	-
Total distributions	(7,082,577)	(365,699)
Share transactions - net increase (decrease)	6,903,916	(37,159,453)
Redemption fees	21,773	42,532
Total increase (decrease) in net assets	(3,265,237)	(32,130,362)

Net Assets
Beginning of period	84,700,462	116,830,824
End of period (including accumulated net investment loss of $232,051 and undistributed net investment income of $36,447, respectively)	$ 81,435,225	$ 84,700,462

See accompanying notes which are an integral part of the financial statements.

VIP Technology Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 9.37	$ 9.33	$ 5.86	$ 9.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	.02 F	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	(.21)	1.04	.01	3.49	(3.54)	(.57)
Total from investment operations	(.23)	1.02	.03	3.46	(3.58)	(.60)
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	(.83)	-	-	-	-	-
Total distributions	(.83)	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	.02
Net asset value, end of period	$ 9.29	$ 10.35	$ 9.37	$ 9.33	$ 5.86	$ 9.42
Total Return B, C, D	(3.08)%	10.88%	.43%	59.22%	(37.79)%	(5.80)%
Ratios to Average Net Assets H
Expenses before reductions	.76% A	.79%	.75%	.83%	.99%	1.31% A
Expenses net of fee waivers, if any	.76% A	.79%	.75%	.83%	.99%	1.31% A
Expenses net of all reductions	.72% A	.62%	.68%	.75%	.86%	1.29% A
Net investment income (loss)	(.48)% A	(.24)%	.24%	(.34)%	(.52)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,146	$ 78,892	$ 116,831	$ 167,274	$ 32,955	$ 43,430
Portfolio turnover rate	275% A	249%	118%	129%	217%	129% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period July 19, 2001 (commencement of operations) to December 31, 2001. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 9.71
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	(.20)	.64
Total from investment operations	(.23)	.62
Distributions from net realized gain	(.83)	-
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 9.27	$ 10.33
Total Return B, C, D	(3.09)%	6.39%
Ratios to Average Net Assets G
Expenses before reductions	.89% A	.97% A
Expenses net of fee waivers, if any	.89% A	.97% A
Expenses net of all reductions	.86% A	.80% A
Net investment income (loss)	(.61)% A	(.45)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,289	$ 5,809
Portfolio turnover rate	275% A	249%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,142,415
Unrealized depreciation	(8,486,693)
Net unrealized appreciation (depreciation)	$ 1,655,722
Cost for federal income tax purposes	$ 83,878,236

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $129,850,395 and $127,129,553, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

VIP Technology Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 29,726
Investor Class	10,351
$ 40,077

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,184 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $131 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,627 for the period

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ -	$ 365,699

From net realized gain
Initial Class	$ 6,484,203	$ -
Investor Class	598,374	-
Total	$ 7,082,577	$ -

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	1,370,028	1,621,445	$ 14,216,684	$ 15,369,798
Reinvestment of distributions	627,099	40,187	6,484,203	365,699
Shares redeemed	(2,069,138)	(6,504,388)	(20,880,599)	(58,554,599)
Net increase (decrease)	(72,011)	(4,842,756)	$ (179,712)	$ (42,819,102)
Investor Class
Shares sold	737,636	575,481	$ 7,827,156	$ 5,789,709
Reinvestment of distributions	57,982	-	598,374	-
Shares redeemed	(139,598)	(13,279)	(1,341,902)	(130,060)
Net increase (decrease)	656,020	562,202	$ 7,083,628	$ 5,659,649

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Technology Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Technology Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Technology Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0806
1.817388.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Technology Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Technology Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006